EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net income attributable to the Company	$ 364,993	$ 41,113
Weighted average number of shares (in shares)	193,559	169,946
Dilutive effect of share options (in shares)	142	0
Dilutive effect of contingently returnable shares (in shares)	4,106	0
Denominator for diluted earnings per share (in shares)	197,807	169,946
Dividends Payable, Amount Per Share	$ 1.10	$ 0.00